Supplement Dated March 15, 2013
To The Summary Prospectus Dated April 30, 2012

Supplement Dated March 15, 2013
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

In the summary prospectus for the JNL/Mellon Capital Management Bond Index Fund in the section entitled “Portfolio Management,” for the table entitled “Portfolio Managers,” please delete the table in its entirety and replace it with the following table:

Name:	Joined Fund Management Team In:	Title:
Zandra Zelaya	2013	Director
Gregg Lee	2013	Senior Portfolio Manager

In the prospectus for the JNL/Mellon Capital Management Bond Index Fund in the section entitled “The Sub-Adviser and Portfolio Management,” please delete the third and fourth paragraphs in their entirety and replace with the following paragraphs:

Zandra Zelaya is a Director, Senior Portfolio Manager, Fixed Income team at Mellon Capital and has been involved with the portfolio since its inception.  She joined Mellon Capital in 1997 as an equity trading assistant.  In 1999 she was promoted to Associate Portfolio Manager and promoted to Senior Portfolio Manager in 2002.  She was promoted to Director in 2009.  Prior to joining Mellon Capital she worked as client support for fixed income analytics and managed the data analytics department at Gifford Fong Associates.  Ms. Zelaya attained the Chartered Financial Analyst (“CFA”) designation.  She graduated with a BS from California State University, Hayward, California. She has over 17 years of investment experience.

Gregg Lee is a Vice President, Senior Portfolio Manager, Fixed Income and has been involved with the portfolio since its inception.  He joined Mellon Capital in 1989 as an equity indexing portfolio manager and after just over a year, transferred to the fixed income department.  Mr. Lee is responsible for managing various fixed income index funds with a focus on the MBS sector, with a prior focus on the corporate and government sectors.  Prior experience includes managing and trading domestic and international active fixed income portfolios with a focus on the Active Core and Core Plus strategies.  Mr. Lee graduated with a B.S. from University of California at Davis in Managerial Economics.  Mr. Lee has 23 years of investment experience.  Mr. Lee is a member of the CFA Institute and the CFA Society of San Francisco.

This supplement is dated March 15, 2013.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, JMV9476L 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, VC5825 04/12, VC5825H 04/12, VC6016 04/12, VC6016H 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, JMV9476LNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, NV3784 04/12, NV6016 04/12, VC5885 04/12, VC5885H 04/12, VC5884 04/12, VC5884H 04/12, NV5825 04/12, HR105 04/12 and VC2440 04/12.)

CMX10762 03/13

Supplement Dated March 15, 2013
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 148, in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest”, please delete the tables for JNL/Mellon Capital Management Bond Index Fund in their entirety and add the following tables:

JNL/Mellon Capital Management Bond Index Fund
Zandra Zelaya, Gregg Lee	Number Of Accounts	Total Assets ($ Mil)
registered investment companies:	14	$7,854
other pooled investment vehicles:	36	$16,327
other accounts:	28	$10,036

On page 150, in the section entitled “Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management Bond Index Fund”, please delete the table in its entirety and replace it with the following tables:

Security Ownership of Portfolio Managers for the JNL/Mellon Capital Management Bond Index Fund

Security Ownership of Portfolio Managers	Zandra Zelaya	Gregg Lee
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated March 15, 2013.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX10763 03/13